Consolidated Reinsurance (Consolidated Reinsurance) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Reinsurance
Life Insurance in Force, Gross Amounts	$ 610,206	$ 591,105	$ 544,635
Life Insurance in Force, Ceded Amounts	450,000	466,406	450,615
Life Insurance in Force, Assumed Amounts	7,006	94,863	55,381
Life Insurance in Force, Net Amounts	$ 167,212	$ 219,562	$ 149,401
Life Insurance in Force, Percentage Assumed to Net	4.20%	43.20%	37.10%
Direct Premiums Earned	$ 2,226	$ 2,404	$ 2,359
Ceded Premiums Earned	1,127	1,063	1,003
Assumed Premiums Earned	81	296	95
Premiums Earned, Net	$ 1,180	$ 1,637	$ 1,451
Premiums, Percentage Assumed to Net	6.90%	18.10%	6.50%
Life insurance (1)
Consolidated Reinsurance
Direct Premiums Earned	$ 1,850	$ 2,172	$ 2,064
Ceded Premiums Earned	909	824	689
Assumed Premiums Earned	67	84	65
Premiums Earned, Net	$ 1,008	$ 1,432	$ 1,440
Premiums, Percentage Assumed to Net	6.60%	5.90%	4.50%
Accident & health insurance
Consolidated Reinsurance
Direct Premiums Earned	$ 376	$ 232	$ 295
Ceded Premiums Earned	218	239	314
Assumed Premiums Earned	14	212	30
Premiums Earned, Net	$ 172	$ 205	$ 11
Premiums, Percentage Assumed to Net	8.10%	103.40%	272.70%